CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
NET SALES	$ 1,624,086	$ 1,219,650
Cost of sales	(270,628)	(257,034)
Gross profit	1,353,458	962,616
General and administrative expenses	(574,634)	(598,610)
Research and development expenses	(211,037)	(182,309)
Selling and marketing expenses	(582,382)	(267,206)
Operating loss	(14,595)	(85,509)
Other income (expenses)
Other income (expenses)	11,793	(424)
Subsidy income	0	2,298
Interest income	90	2,451
Interest expense	(24,650)	(6,115)
Total other income (expenses), net	(12,767)	(1,790)
Loss before income taxes	(27,362)	(87,299)
Income tax expense	(660)	0
Net loss	(28,022)	(87,299)
Other comprehensive income (loss)
Foreign currency translation adjustment	48,705	(14,229)
Comprehensive income (loss)	$ (76,727)	$ (101,528)
Loss per share - Basic and diluted (cents)	$ (0.16)	$ (0.52)
Weighted average number of shares - Basic and diluted*	17,145,000	16,688,197